Basis of Preparation - Schedule of Write-off for Damaged Assets and Expenses and Insurance Recoveries (Details) $ in Millions, $ in Millions		12 Months Ended
	Apr. 10, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Inventory write-down		$ 28	$ 481	$ 613	$ 660	$ 165
Property, plant & equipment		0		1,081
Additional expense & losses		137		1,612
Subtotal		165		3,306
Total		(1,460)		1,637
Insurance recovery	$ 3,294	1,625	1,166	1,669	334
Pending insurance recovery			$ 814		$ 1,335
Pending insurance recovery, operating activity		731		1,090
Pending insurance recovery, investing activity		$ 83		$ 245
Changes in foreign exchange rates
Disclosure of non-adjusting events after reporting period [line items]
Inventory write-down	641
Property, plant & equipment	1,081
Additional expense & losses	1,749
Subtotal	3,471
Total	$ 177